Borrowing - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Federal home loan bank additional borrowings capacity	$ 30,100,000	$ 25,100,000
Loans pledged as collateral	110,700,000	98,000,000
Cash management lines of credit, additional borrowings	15,000,000	15,000,000
Securities sold under agreements to repurchase	10,681,000	9,968,000
Security owned and pledged as collateral, fair value	$ 9,200,000	$ 15,200,000
Federal Home Loan one
Short-term Debt [Line Items]
Federal home loan bank, advances, branch of FHLB bank, interest rate, range from	3.08%
Federal home loan bank, advances, branch of FHLB bank, interest rate, range to	6.65%
Federal home loan bank, advances, branch of FHLB bank, weighted average interest rate	4.95%
Federal Home Loan two
Short-term Debt [Line Items]
Federal home loan bank, advances, branch of FHLB bank, interest rate, range from		3.08%
Federal home loan bank, advances, branch of FHLB bank, interest rate, range to		7.20%
Federal home loan bank, advances, branch of FHLB bank, weighted average interest rate		3.62%